Reserves - Changes in Valuation Gain on Financial Assets at FVOCI and Available-for-sale Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (234,727)	₩ (226,183)
Balance at December 31	(373,442)	(234,727)
Valuation gain (loss) on available-for-sale financial assets [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	168,211	12,534
Amount recognized as other comprehensive income during the year, net of taxes	(117,514)	132,586
Amount reclassified to profit or loss, net of taxes		23,091
Amount reclassified to retained earnings, net of taxes	17,983
Balance at December 31	₩ (124)	₩ 168,211